Common Stock - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Sep. 30, 2011 Mizuho Trust & Banking Company Limited	Sep. 30, 2011 Mizuho Securities Company Limited	Sep. 30, 2011 Mizuho Investors Securities Company Limited
Class of Stock [Line Items]
Equity transaction, shares of common stock issued	4,748,000	824,271,984	951,166,005	322,928,897
Equity transaction, voting equity interests received in exchange		30.15%	40.80%	46.02%
Equity transaction, value of common stock issued		¥ 95,828	¥ 110,379	¥ 37,497
Equity transaction, increase (decrease) in additional paid-in capital to adjust the carrying amount of Noncontrolling interests		(65,494)	38,423	11,599
Equity transaction, the carrying amount of Accumulated other comprehensive income adjusted to reflect the change in the ownership interest		¥ (958)	¥ 2,178	¥ (744)